VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.6 - Schedule 5

Data Compare

Infinity Loan ID	Loan Number	Dummy ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	1868393253		Representative Score	xx	xx	xx	2.77372%	The Credit Report dated xx reflects Representative Score as xx.	Initial
xx	xx	1520772990		Representative Score	xx	xx	xx	0.40540%	The Credit Report dated xx reflects Representative Score as xx.	Initial
xx	xx	1393878448		Original CLTV Ratio Percent	xx	xx	xx	4.47500%	Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx, CLTV = xx.	Initial